Schedule of Investments - October 31, 2025 (unaudited)

Integrity Dividend Summit Fund

	Shares	Fair Value
COMMON STOCKS (95.9%)
Communication Services (9.7%)
AT&T INC	10,000	$247,500
BCE INC	6,000	137,160
VERIZON COMMUNICATIONS INC	16,000	635,840
		1,020,500
Consumer Discretionary (5.9%)
BEST BUY CO INC	5,000	410,700
WHIRLPOOL CORP	1,500	107,445
WENDY'S CO/THE	12,000	102,480
		620,625
Consumer Staples (10.9%)
BRITISH AMERICAN TOBACCO PLC ADR	8,000	409,520
CAL MAINE FOODS INC	3,000	263,400
ALTRIA GROUP INC	7,000	394,660
KENVUE INC	5,000	71,850
		1,139,430
Energy (23.8%)
CHEVRON CORP	2,500	394,300
ENBRIDGE INC	4,500	209,790
PERMIAN RESOURCES CORP	11,000	138,160
SOUTH BOW CORP	6,000	155,580
TRANSCANADA CORP	12,000	601,920
TENARIS SA ADR	3,000	119,400
DIVERSIFIED ENERGY CO PLC	15,000	189,750
NOBLE CORP PLC	15,000	440,250
DORIAN LPG LTD	9,000	259,650
		2,508,800
Financials (9.3%)
AMERICAN FINANCIAL GROUP INC/OH	1,000	131,680
PRUDENTIAL FINANCIAL INC	4,000	416,000
REGIONS FINANCIAL CORP	12,000	290,400
TRUIST FINANCIAL CORP	3,000	133,890
		971,970
Health Care (8.1%)
BRISTOL MYERS SQUIBB CO	11,000	506,770
PFIZER INC	14,000	345,100
		851,870
Industrials (4.7%)
TRANSDIGM GROUP INC	100	130,851
UNITED PARCEL SERVICE INC	3,500	337,470
		468,321
Materials (12.4%)
BHP GROUP LTD ADR	10,000	570,500
RIO TINTO PLC ADR	7,000	502,180
LYONDELLBASELL INDUSTRIES NV	5,000	232,100
		1,304,780
Utilities (11.1%)
PORTLAND GENERAL ELECTRIC CO	5,500	251,240
AES CORP/THE	30,000	416,100
DOMINION RESOURCES INC/VA	3,500	205,415
EVERSOURCE ENERGY	4,000	295,240
		1,167,995

TOTAL INVESTMENTS (COST: $10,105,671)		$10,054,291
OTHER ASSETS LESS LIABILITIES (4.1%)		$427,632
NET ASSETS (100.0%)		$10,481,923
PLC - Public Limited Company
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Schedule of Investments | Integrity Dividend Summit Fund | October 31, 2025 (unaudited)

NOTE: INVESTMENT IN SECURITIES (unaudited)
At October 31, 2025, the net unrealized appreciation/(depreciation) based on the cost of investments for federal income tax purposes was as follows:

Integrity Dividend Summit Fund
Investments at cost	$10,105,671
Unrealized appreciation	$692,034
Unrealized depreciation	(743,414)
Net unrealized appreciation/(depreciation)*	$(51,380)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Level 3 inputs are based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2025:

Integrity Dividend Summit Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$10,054,291	$-	$-	$10,054,291
Total	$10,054,291	$-	$-	$10,054,291

Schedule of Investments | Integrity Dividend Summit Fund | October 31, 2025 (unaudited)